Distribution Date:	06/17/26	UBS Commercial Mortgage Trust 2018-C11
Determination Date:	06/11/26
Next Distribution Date:	07/17/26
Record Date:	05/29/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C11
Revision -- June 2026 report
The June 2026 report was revised to pass through principal payments and prepayment penalties received with respect to loans 30314789 and 30314790. This revision increased principal distributed to Class A-4 and resulted in prepayment penalties distributed to Class A-SB, Class A-4, and Class X-A.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone	nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			Valerie Nichols	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager	notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276XAQ8	3.211200%	26,419,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276XAR6	3.992700%	75,257,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276XAS4	4.118600%	30,948,000.00	11,118,802.36	571,895.76	38,161.59	2,347.35	0.00	612,404.70	10,546,906.60	39.99%	30.00%
A-3	90276XAT2	4.312400%	57,478,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	90276XAU9	3.977200%	162,000,000.00	135,994,156.68	4,802,458.31	450,729.97	3,091.46	0.00	5,256,279.74	131,191,698.37	39.99%	30.00%
A-5	90276XAV7	4.241100%	210,569,000.00	210,569,000.00	0.00	744,203.49	0.00	0.00	744,203.49	210,569,000.00	39.99%	30.00%
A-S	90276XAY1	4.491700%	78,372,000.00	78,372,000.00	0.00	293,352.93	0.00	0.00	293,352.93	78,372,000.00	26.64%	20.25%
B	90276XAZ8	4.712900%	35,167,000.00	35,167,000.00	0.00	138,115.46	0.00	0.00	138,115.46	35,167,000.00	20.65%	15.88%
C	90276XBA2	5.019647%	33,157,000.00	33,157,000.00	0.00	138,697.02	0.00	0.00	138,697.02	33,157,000.00	15.01%	11.75%
D	90276XAC9	3.000000%	35,758,000.00	35,758,000.00	0.00	89,395.00	0.00	0.00	89,395.00	35,758,000.00	8.92%	7.30%
E-RR	90276XAF2	5.019647%	18,500,000.00	18,500,000.00	0.00	77,386.22	0.00	0.00	77,386.22	18,500,000.00	5.77%	5.00%
F-RR	90276XAH8	5.019647%	10,047,000.00	10,047,000.00	0.00	42,026.99	0.00	0.00	42,026.99	10,047,000.00	4.05%	3.75%
NR-RR*	90276XAK1	5.019647%	30,144,085.00	23,802,585.85	0.00	70,768.33	0.00	0.00	70,768.33	23,802,585.85	0.00%	0.00%
Z	90276XAL9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276XAN5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			803,816,085.00	592,485,544.89	5,374,354.07	2,082,837.00	5,438.81	0.00	7,462,629.88	587,111,190.82

X-A	90276XAW5	0.882692%	562,671,000.00	357,681,959.04	0.00	263,102.47	42,454.42	0.00	305,556.89	352,307,604.97
X-B	90276XAX3	0.355590%	146,696,000.00	146,696,000.00	0.00	43,469.65	0.00	0.00	43,469.65	146,696,000.00
X-D	90276XAA3	2.019647%	35,758,000.00	35,758,000.00	0.00	60,182.10	0.00	0.00	60,182.10	35,758,000.00
Notional SubTotal			745,125,000.00	540,135,959.04	0.00	366,754.22	42,454.42	0.00	409,208.64	534,761,604.97

Deal Distribution Total					5,374,354.07	2,449,591.22	47,893.23	0.00	7,871,838.52

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276XAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276XAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276XAS4	359.27369652	18.47924777	1.23308744	0.00000000	0.00000000	0.07584820	0.00000000	19.78818340	340.79444875
A-3	90276XAT2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	90276XAU9	839.47010296	29.64480438	2.78228377	0.00000000	0.00000000	0.01908309	0.00000000	32.44617123	809.82529858
A-5	90276XAV7	1,000.00000000	0.00000000	3.53425001	0.00000000	0.00000000	0.00000000	0.00000000	3.53425001	1,000.00000000
A-S	90276XAY1	1,000.00000000	0.00000000	3.74308337	0.00000000	0.00000000	0.00000000	0.00000000	3.74308337	1,000.00000000
B	90276XAZ8	1,000.00000000	0.00000000	3.92741661	0.00000000	0.00000000	0.00000000	0.00000000	3.92741661	1,000.00000000
C	90276XBA2	1,000.00000000	0.00000000	4.18303888	0.00000000	0.00000000	0.00000000	0.00000000	4.18303888	1,000.00000000
D	90276XAC9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	90276XAF2	1,000.00000000	0.00000000	4.18303892	0.00000000	0.00000000	0.00000000	0.00000000	4.18303892	1,000.00000000
F-RR	90276XAH8	1,000.00000000	0.00000000	4.18303872	0.00000000	0.00000000	0.00000000	0.00000000	4.18303872	1,000.00000000
NR-RR	90276XAK1	789.62708107	0.00000000	2.34766887	0.95537184	36.49835880	0.00000000	0.00000000	2.34766887	789.62708107
Z	90276XAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276XAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276XAW5	635.68578981	0.00000000	0.46759558	0.00000000	0.00000000	0.07545159	0.00000000	0.54304716	626.13428623
X-B	90276XAX3	1,000.00000000	0.00000000	0.29632471	0.00000000	0.00000000	0.00000000	0.00000000	0.29632471	1,000.00000000
X-D	90276XAA3	1,000.00000000	0.00000000	1.68303876	0.00000000	0.00000000	0.00000000	0.00000000	1.68303876	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	05/01/26 - 05/30/26	30	0.00	38,161.58	0.00	38,161.58	0.00	0.00	0.00	38,161.59	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	05/01/26 - 05/30/26	30	0.00	450,729.97	0.00	450,729.97	0.00	0.00	0.00	450,729.97	0.00
A-5	05/01/26 - 05/30/26	30	0.00	744,203.49	0.00	744,203.49	0.00	0.00	0.00	744,203.49	0.00
X-A	05/01/26 - 05/30/26	30	0.00	263,102.47	0.00	263,102.47	0.00	0.00	0.00	263,102.47	0.00
X-B	05/01/26 - 05/30/26	30	0.00	43,469.65	0.00	43,469.65	0.00	0.00	0.00	43,469.65	0.00
A-S	05/01/26 - 05/30/26	30	0.00	293,352.93	0.00	293,352.93	0.00	0.00	0.00	293,352.93	0.00
B	05/01/26 - 05/30/26	30	0.00	138,115.46	0.00	138,115.46	0.00	0.00	0.00	138,115.46	0.00
C	05/01/26 - 05/30/26	30	0.00	138,697.02	0.00	138,697.02	0.00	0.00	0.00	138,697.02	0.00
X-D	05/01/26 - 05/30/26	30	0.00	60,182.10	0.00	60,182.10	0.00	0.00	0.00	60,182.10	0.00
D	05/01/26 - 05/30/26	30	0.00	89,395.00	0.00	89,395.00	0.00	0.00	0.00	89,395.00	0.00
E-RR	05/01/26 - 05/30/26	30	0.00	77,386.22	0.00	77,386.22	0.00	0.00	0.00	77,386.22	0.00
F-RR	05/01/26 - 05/30/26	30	0.00	42,026.99	0.00	42,026.99	0.00	0.00	0.00	42,026.99	0.00
NR-RR	05/01/26 - 05/30/26	30	1,066,947.74	99,567.14	0.00	99,567.14	28,798.81	0.00	0.00	70,768.33	1,100,209.63
Totals			1,066,947.74	2,478,390.02	0.00	2,478,390.02	28,798.81	0.00	0.00	2,449,591.22	1,100,209.63

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	7,871,838.52
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,486,139.84	Master Servicing Fee	1,953.98
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,443.81
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	255.10
ARD Interest	0.00	Operating Advisor Fee	918.35
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	178.57
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,486,139.84	Total Fees	7,749.81

Principal		Expenses/Reimbursements
Scheduled Principal	585,030.36	Reimbursement for Interest on Advances	(151.61)
Unscheduled Principal Collections		ASER Amount	13,916.53
Principal Prepayments	4,789,323.71	Special Servicing Fees (Monthly)	14,510.38
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	523.51
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	5,374,354.07	Total Expenses/Reimbursements	28,798.81

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	47,893.24	Interest Distribution	2,449,591.21
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,374,354.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	47,893.24
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	47,893.24	Total Payments to Certificateholders and Others	7,871,838.52
Total Funds Collected	7,908,387.15	Total Funds Distributed	7,908,387.14

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	592,485,544.89	592,485,544.89	Beginning Certificate Balance	592,485,544.89
(-) Scheduled Principal Collections	585,030.36	585,030.36	(-) Principal Distributions	5,374,354.07
(-) Unscheduled Principal Collections	4,789,323.71	4,789,323.71	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	587,111,190.82	587,111,190.82	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	597,148,183.17	597,148,183.17	Ending Certificate Balance	587,111,190.82
Ending Actual Collateral Balance	587,542,027.25	587,542,027.25

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.02%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	62,801,880.14	10.70%	23	5.2803	NAP	Defeased	7	62,801,880.14	10.70%	23	5.2803	NAP
5,000,000 or less	5	21,816,143.36	3.72%	22	4.6129	2.336225	1.40 or less	6	85,038,210.91	14.48%	19	5.2725	1.013819
5,000,001 to 10,000,000	10	78,546,558.09	13.38%	23	5.0894	1.867032	1.41 to 1.50	2	44,104,906.67	7.51%	23	5.0659	1.490000
10,000,001 to 15,000,000	8	103,331,970.22	17.60%	20	4.9846	1.754872	1.51 to 1.60	1	6,891,134.80	1.17%	23	6.2100	1.510000
15,000,001 to 20,000,000	5	85,072,013.10	14.49%	11	4.6540	2.263248	1.61 to 1.70	4	47,630,135.68	8.11%	21	5.1728	1.664469
20,000,001 to 25,000,000	3	64,025,152.99	10.91%	22	5.2135	1.205763	1.71 to 1.80	1	13,900,000.00	2.37%	24	5.1490	1.800000
25,000,001 to 30,000,000	4	104,963,770.15	17.88%	9	4.4444	2.429655	1.81 to 1.90	3	31,212,948.75	5.32%	24	4.9486	1.847053
30,000,001 to 35,000,000	2	66,553,702.77	11.34%	24	4.8101	2.855574	1.91 to 2.00	5	73,727,350.88	12.56%	23	4.8616	1.944140
35,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	4	75,909,865.82	12.93%	24	4.9542	2.195377
40,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	5	55,500,000.00	9.45%	21	4.3888	2.339459
Totals	44	587,111,190.82	100.00%	18	4.8771	2.051171	2.51 or greater	6	90,394,757.17	15.40%	(5)	4.0568	3.646788
							Totals	44	587,111,190.82	100.00%	18	4.8771	2.051171
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	62,801,880.14	10.70%	23	5.2803	NAP	Totals	77	587,111,190.82	100.00%	18	4.8771	2.051171
Arizona	5	13,643,870.75	2.32%	24	5.0419	2.154648
									Property Type³
California	7	51,486,179.52	8.77%	24	5.1075	1.701262
Colorado	1	543,876.88	0.09%	23	4.5410	1.910000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	7	58,761,736.71	10.01%	22	5.0931	2.114103		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	4	2,389,632.08	0.41%	23	4.5410	1.910000	Defeased	9	62,801,880.14	10.70%	23	5.2803	NAP
Illinois	3	8,522,765.29	1.45%	23	5.8905	1.586578	Lodging	7	91,003,204.51	15.50%	22	5.3527	1.721756
Indiana	1	980,691.25	0.17%	23	4.5410	1.910000	Mixed Use	2	20,350,000.00	3.47%	24	5.0022	1.809042
Iowa	1	11,040,253.50	1.88%	24	5.4150	1.190000	Office	36	201,269,708.37	34.28%	24	4.9858	1.756193
Kentucky	2	10,961,938.84	1.87%	21	5.2466	1.469981	Other	1	43,164,572.45	7.35%	(37)	3.1080	4.060000
Maryland	1	13,974,737.35	2.38%	24	4.7600	2.160000	Retail	22	168,521,843.09	28.70%	20	4.7784	2.204746
Michigan	1	33,000,000.00	5.62%	25	4.8200	2.180000	Totals	77	587,111,190.82	100.00%	18	4.8771	2.051171
Minnesota	1	1,246,205.91	0.21%	23	4.5410	1.910000
Nevada	2	8,198,571.43	1.40%	19	4.1910	2.390000
New York	10	90,664,572.44	15.44%	(6)	4.1162	2.775926
North Carolina	6	24,107,185.95	4.11%	22	5.0380	1.829594
Ohio	2	13,384,305.05	2.28%	22	4.6521	1.959463
Oklahoma	1	1,908,571.43	0.33%	19	4.1910	2.390000
Pennsylvania	1	334,034.64	0.06%	23	4.5410	1.910000
South Carolina	1	2,265,714.29	0.39%	19	4.1910	2.390000
Tennessee	1	907,888.95	0.15%	23	4.5410	1.910000
Texas	4	29,978,703.97	5.11%	24	5.2722	1.106620
Utah	2	52,602,082.68	8.96%	24	4.7897	2.099670
Virginia	3	90,947,657.62	15.49%	19	4.9335	2.149805
Wisconsin	1	2,458,151.90	0.42%	23	4.5410	1.910000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	62,801,880.14	10.70%	23	5.2803	NAP	Defeased	7	62,801,880.14	10.70%	23	5.2803	NAP
	4.6000% or less	7	90,289,823.50	15.38%	(7)	3.7396	3.097330	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.6001% to 4.8000%	4	54,815,858.30	9.34%	24	4.7029	2.111181	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.8001% to 5.0000%	7	145,194,833.63	24.73%	21	4.8610	2.261206	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2000%	7	108,618,657.20	18.50%	22	5.1005	1.589281	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2001% to 5.4000%	8	79,624,652.44	13.56%	24	5.2865	1.907346	49 months or greater	37	524,309,310.68	89.30%	18	4.8288	2.086104
	5.4001% to 5.6000%	2	31,403,840.54	5.35%	25	5.4118	0.872263	Totals	44	587,111,190.82	100.00%	18	4.8771	2.051171
	5.6001% to 5.8000%	1	7,470,510.27	1.27%	22	5.7400	1.040000
	5.8001% or greater	1	6,891,134.80	1.17%	23	6.2100	1.510000
	Totals	44	587,111,190.82	100.00%	18	4.8771	2.051171
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	62,801,880.14	10.70%	23	5.2803	NAP	Defeased	7	62,801,880.14	10.70%	23	5.2803	NAP
	60 months or less	37	524,309,310.68	89.30%	18	4.8288	2.086104	Interest Only	22	349,222,384.35	59.48%	16	4.6579	2.326256
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	15	175,086,926.33	29.82%	21	5.1698	1.607104
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	587,111,190.82	100.00%	18	4.8771	2.051171	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	587,111,190.82	100.00%	18	4.8771	2.051171
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	62,801,880.14	10.70%	23	5.2803	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	524,309,310.68	89.30%	18	4.8288	2.086104
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	587,111,190.82	100.00%	18	4.8771	2.051171
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2A1	30314765	98	New York	NY	Actual/360	3.108%	69,313.67	0.00	0.00	N/A	05/05/23	05/05/26	25,898,743.47	25,898,743.47	04/05/26
1A2A3	30314766				Actual/360	3.108%	46,209.07	0.00	0.00	N/A	05/05/23	05/05/26	17,265,811.83	17,265,811.83	04/05/26
2A2	30299974	OF	Richmond	VA	Actual/360	5.066%	115,629.87	43,418.32	0.00	N/A	05/05/28	--	26,506,362.32	26,462,944.00	04/05/26
2A3	30299975				Actual/360	5.066%	77,086.58	28,945.54	0.00	N/A	05/05/28	--	17,670,908.21	17,641,962.67	04/05/26
4A1	30299996	RT	Charlottesville	VA	Actual/360	4.800%	138,696.73	0.00	0.00	N/A	06/06/28	--	33,553,702.77	33,553,702.77	06/06/26
5A1	30314773	LO	Orlando	FL	Actual/360	5.201%	74,243.13	42,803.49	0.00	N/A	06/06/28	--	16,577,162.94	16,534,359.45	06/06/26
5A5	30314777				Actual/360	5.201%	55,682.34	32,102.63	0.00	N/A	06/06/28	--	12,432,871.65	12,400,769.02	06/06/26
6	30314779	OF	Southfield	MI	Actual/360	4.820%	136,968.33	0.00	0.00	N/A	07/01/28	--	33,000,000.00	33,000,000.00	06/01/26
7	30314780	OF	Draper	UT	Actual/360	4.948%	115,687.90	49,743.01	0.00	N/A	06/06/28	--	27,151,825.69	27,102,082.68	06/06/26
8A13	30314786	RT	Various	Various	Actual/360	4.191%	36,089.17	0.00	0.00	N/A	01/01/28	--	10,000,000.00	10,000,000.00	06/01/26
8A16	30314788				Actual/360	4.191%	18,044.58	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	06/01/26
8A6	30314783				Actual/360	4.191%	36,089.17	0.00	0.00	N/A	01/01/28	--	10,000,000.00	10,000,000.00	06/01/26
8A8	30314784				Actual/360	4.191%	18,044.58	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	06/01/26
9	30501106	RT	Sandy	UT	Actual/360	4.622%	101,480.44	0.00	0.00	N/A	06/06/28	--	25,500,000.00	25,500,000.00	06/06/26
10A222	30314789	Various Various		Various	Actual/360	4.315%	3,559.13	957,864.74	0.00	N/A	05/01/28	--	957,864.74	0.00	06/01/26
10A23	30314790				Actual/360	4.315%	14,236.53	3,831,458.97	0.00	N/A	05/01/28	--	3,831,458.97	0.00	06/01/26
11A2	30314791	OF	Various	NY	Actual/360	4.894%	58,997.48	0.00	0.00	N/A	05/06/28	--	14,000,000.00	14,000,000.00	06/06/26
11A4	30314792				Actual/360	4.894%	42,141.06	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	06/06/26
12	30314793	OF	Various	Various	Actual/360	4.541%	66,965.03	0.00	0.00	N/A	05/01/28	--	17,125,268.20	17,125,268.20	06/01/26
13	30314426	RT	Bronx	NY	Actual/360	5.174%	104,701.64	0.00	0.00	N/A	04/05/28	--	23,500,000.00	23,500,000.00	06/05/26
14	30314794	OF	Southlake	TX	Actual/360	5.410%	95,032.20	35,668.88	0.00	N/A	07/06/28	--	20,399,255.92	20,363,587.04	06/06/26
15A1	30314429	LO	Melbourne	FL	Actual/360	5.061%	88,024.00	36,303.85	0.00	N/A	12/05/27	--	20,197,869.80	20,161,565.95	06/05/26
18	30501209	LO	Charlotte	NC	Actual/360	5.400%	76,862.95	25,054.89	0.00	N/A	05/06/28	--	16,529,665.84	16,504,610.95	06/06/26
19	30314797	RT	Rochester	NY	Actual/360	5.280%	68,010.79	27,288.10	0.00	N/A	04/01/28	--	14,958,385.07	14,931,096.97	06/01/26
20	30501117	RT	Hampton	VA	Actual/360	4.830%	55,434.05	39,113.56	0.00	N/A	12/01/25	--	13,328,161.74	13,289,048.18	11/01/25
21	30314798	OF	Beltsville	MD	Actual/360	4.760%	57,393.50	27,472.17	0.00	N/A	06/06/28	--	14,002,209.52	13,974,737.35	06/06/26
22	30501056	MU	San Diego	CA	Actual/360	4.907%	60,210.53	0.00	0.00	N/A	06/06/28	--	14,250,000.00	14,250,000.00	06/06/26
23	30314799	RT	Albany	CA	Actual/360	5.149%	61,630.67	0.00	0.00	N/A	06/06/28	--	13,900,000.00	13,900,000.00	06/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	30314800	LO	Bettendorf	IA	Actual/360	5.415%	51,592.77	24,230.59	0.00	N/A	06/06/28	--	11,064,484.09	11,040,253.50	06/06/26
25	30314801	LO	Excelsior Springs	MO	Actual/360	5.950%	55,291.93	28,070.37	0.00	N/A	05/06/28	--	10,791,593.73	10,763,523.36	06/06/26
27	30314803	RT	Cleveland	OH	Actual/360	4.780%	43,210.17	20,651.60	0.00	N/A	05/06/28	--	10,497,813.77	10,477,162.17	06/06/26
28	30501119	IN	Various	TX	Actual/360	5.222%	45,274.06	18,305.31	0.00	N/A	06/06/28	--	10,068,235.35	10,049,930.04	06/06/26
29	30314804	OF	Sacramento	CA	Actual/360	5.308%	42,920.75	15,438.41	0.00	N/A	07/06/28	--	9,390,250.33	9,374,811.92	06/06/26
30	30501161	IN	Torrance	CA	Actual/360	5.013%	43,166.64	0.00	0.00	N/A	07/06/28	--	10,000,000.00	10,000,000.00	06/06/26
31	30314805	LO	Louisville	KY	Actual/360	5.740%	37,024.76	20,168.94	0.00	N/A	04/06/28	--	7,490,679.21	7,470,510.27	06/06/26
32	30314806	RT	Noblesville	IN	Actual/360	4.700%	32,377.78	0.00	0.00	N/A	04/06/28	--	8,000,000.00	8,000,000.00	06/06/26
33	30314807	LO	Lombard	IL	Actual/360	6.210%	36,907.08	10,609.57	0.00	N/A	05/06/28	--	6,901,744.37	6,891,134.80	06/06/26
34	30314808	OF	Mesa	AZ	Actual/360	5.370%	31,149.58	11,944.21	0.00	N/A	06/06/28	--	6,736,258.73	6,724,314.52	06/06/26
35	30501067	RT	Missouri City	TX	Actual/360	5.313%	29,715.16	9,212.70	0.00	N/A	06/06/28	--	6,494,999.28	6,485,786.58	06/06/26
39	30501143	RT	Clinton	UT	Actual/360	5.244%	24,415.82	9,795.85	0.00	N/A	06/06/28	--	5,407,429.28	5,397,633.43	06/06/26
40	30314812	MU	Los Angeles	CA	Actual/360	5.225%	27,445.76	0.00	0.00	N/A	07/06/28	--	6,100,000.00	6,100,000.00	06/06/26
41	30314813	RT	Apache Junction	AZ	Actual/360	4.800%	20,143.63	9,499.96	0.00	N/A	06/01/28	--	4,873,458.74	4,863,958.78	06/01/26
42	30501136	OF	Los Angeles	CA	Actual/360	5.294%	25,072.50	0.00	0.00	N/A	06/06/28	--	5,500,000.00	5,500,000.00	06/06/26
43	30314814	RT	Lakeland	FL	Actual/360	5.086%	19,063.71	8,040.78	0.00	N/A	07/06/28	--	4,352,832.33	4,344,791.55	06/06/26
47	30501093	SS	Clarksville	TN	Actual/360	5.526%	17,444.15	6,328.67	0.00	N/A	06/06/28	--	3,666,025.01	3,659,696.34	06/06/26
48	30314815	RT	Winter Haven	FL	Actual/360	5.094%	11,458.47	4,818.96	0.00	N/A	07/06/28	--	2,612,211.99	2,607,393.03	06/06/26
Totals							2,486,139.84	5,374,354.07	0.00				592,485,544.89	587,111,190.82
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2A1	33,937,129.33	0.00	--	--	--	0.00	0.00	69,004.57	136,281.70	0.00	0.00
1A2A3	33,937,129.33	0.00	--	--	--	0.00	0.00	46,003.00	90,854.38	0.00	0.00
2A2	14,576,158.32	0.00	--	--	11/11/25	7,663,861.11	65,753.87	158,731.84	252,783.62	0.00	0.00
2A3	14,576,158.32	0.00	--	--	11/11/25	5,109,240.74	43,835.92	105,821.22	168,522.41	0.00	0.00
4A1	7,485,853.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	13,021,872.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	13,021,872.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,339,874.87	990,919.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,007,245.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A13	23,865,424.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A16	23,865,424.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A6	23,865,424.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A8	23,865,424.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,842,007.99	687,347.91	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A222	15,012,461.88	6,117,078.19	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A23	15,012,461.88	6,117,078.19	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	5,801,372.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	5,801,372.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	9,673,042.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,080,804.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	987,769.31	298,084.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A1	8,561,375.02	3,920,192.01	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,260,907.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,042,378.58	0.00	--	--	04/13/26	3,347,722.65	41,300.67	80,472.01	620,334.61	11,454.79	0.00
21	2,205,139.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,390,429.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,359,675.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	1,294,226.12	1,257,724.44	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,494,557.85	411,695.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	949,306.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	850,276.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,072,417.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,389,466.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	894,859.70	228,541.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	654,360.15	141,674.73	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	652,798.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	585,392.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	998,676.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	522,707.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	322,755,235.01	20,170,335.56				16,120,824.50	150,890.46	460,032.63	1,268,776.72	11,454.79	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
10A222	30314789	957,864.74	Payoff w/ penalty	9,578.65	0.00
10A23	30314790	3,831,458.97	Payoff w/ penalty	38,314.59	0.00
Totals		4,789,323.71		47,893.24	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/26	2	44,104,906.67	0	0.00	0	0.00	3	60,609,517.62	1	13,289,048.18	0	0.00	0	0.00	2	4,789,323.71	4.877133%	4.861943%	18
05/15/26	2	44,177,270.53	0	0.00	0	0.00	3	60,706,936.37	1	13,328,161.74	0	0.00	2	4,271,676.29	0	0.00	4.872912%	4.857743%	19
04/17/26	0	0.00	0	0.00	0	0.00	3	60,813,516.15	1	13,368,899.53	1	33,553,702.77	2	37,554.20	0	0.00	4.869271%	4.854120%	20
03/17/26	2	44,328,042.30	0	0.00	0	0.00	4	74,317,613.54	0	0.00	0	0.00	2	43,076.88	0	0.00	4.869485%	4.854333%	21
02/18/26	2	44,420,870.52	0	0.00	0	0.00	2	43,266,550.12	0	0.00	0	0.00	2	37,451.57	1	18,382,096.69	4.869759%	4.854606%	22
01/16/26	0	0.00	0	0.00	0	0.00	2	43,333,565.00	0	0.00	0	0.00	3	187,381.54	0	0.00	4.893226%	4.878111%	22
12/17/25	2	44,562,069.87	0	0.00	0	0.00	2	43,400,253.03	0	0.00	0	0.00	4	5,022,200.78	0	0.00	4.893588%	4.878474%	23
11/18/25	0	0.00	0	0.00	0	0.00	2	43,473,445.86	0	0.00	1	18,570,026.88	3	767,272.29	0	0.00	4.889163%	4.874068%	24
10/20/25	0	0.00	0	0.00	0	0.00	2	43,539,451.66	0	0.00	0	0.00	2	39,121.81	0	0.00	4.890229%	4.875135%	25
09/17/25	0	0.00	0	0.00	0	0.00	2	43,611,987.40	0	0.00	0	0.00	4	10,993,176.70	0	0.00	4.890423%	4.875329%	26
08/15/25	0	0.00	0	0.00	0	0.00	2	36,064,570.08	0	0.00	0	0.00	2	37,152.73	0	0.00	4.880709%	4.865656%	27
07/17/25	0	0.00	0	0.00	0	0.00	2	36,088,421.76	0	0.00	0	0.00	2	38,978.79	0	0.00	4.880887%	4.865835%	28
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A2A1	30314765	04/05/26	1	5	69,004.57	136,281.70	0.00	25,898,743.47	04/21/26	98
1A2A3	30314766	04/05/26	1	5	46,003.00	90,854.38	0.00	17,265,811.83	04/21/26	98
2A2	30299974	04/05/26	1	1	158,731.84	252,783.62	0.00	26,553,863.59	01/24/24	98		08/08/25
2A3	30299975	04/05/26	1	1	105,821.22	168,522.41	0.00	17,702,575.73	01/24/24	98		08/08/25
20	30501117	11/01/25	6	5	80,472.01	620,334.61	88,969.64	13,568,351.96	07/14/25	7			02/26/26
Totals					460,032.63	1,268,776.72	88,969.64	100,989,346.58
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		56,453,603	0	43,164,555			13,289,048
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		444,867,004	384,257,486		0		60,609,518
25 - 36 Months		85,790,584	85,790,584		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		0	0		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Jun-26	587,111,191	486,552,681	87,269,462	0		0	13,289,048
May-26	592,485,545	491,815,557	87,341,826	0		0	13,328,162
Apr-26	597,383,833	584,014,934	0	0		0	13,368,900
Mar-26	598,000,909	540,265,184	44,328,042	0		0	13,407,682
Feb-26	598,754,164	540,881,597	44,420,871	0	13,451,696		0
Jan-26	617,785,298	604,295,161	0	0	13,490,136		0
Dec-25	618,543,727	560,453,240	44,562,070	0	13,528,417		0
Nov-25	624,179,068	624,179,068	0	0		0	0
Oct-25	625,512,005	606,212,005	0	0	19,300,000		0
Sep-25	626,159,080	626,159,080	0	0		0	0
Aug-25	637,712,586	637,712,586	0	0		0	0
Jul-25	638,307,522	638,307,522	0	0		0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A2A1	30314765	25,898,743.47	25,898,743.47	1,636,000,000.00	01/31/18	33,937,129.33	4.06000	09/30/25	05/05/23	I/O
1A2A3	30314766	17,265,811.83	17,265,811.83	1,636,000,000.00	01/31/18	33,937,129.33	4.06000	09/30/25	05/05/23	I/O
2A2	30299974	26,462,944.00	26,553,863.59	93,700,000.00	08/01/25	13,783,802.32	1.49000	06/30/25	05/05/28	262
2A3	30299975	17,641,962.67	17,702,575.73	93,700,000.00	08/01/25	13,783,802.32	1.49000	06/30/25	05/05/28	262
20	30501117	13,289,048.18	13,568,351.96	12,900,000.00	01/05/26	995,185.58	0.88000	12/31/25	12/01/25	203
Totals		100,558,510.15	100,989,346.58	3,472,300,000.00		96,437,048.88

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A2A1	30314765	98	NY	04/21/26	98
	The loan is transferring to the Special Servicer, Trimont, due to Imminent Monetary Default (Balloon/Maturity Default). Maturity is 5/5/2026.						The Borrower has informed the Lender that it is not able to find a refinance loan to payoff the existing
debt.Th e issue appears to be with the ground lessee and its ability to continue to make the monthly ground lease payments. Correspondence has been shared with the special servicer and they agree the loans should transfer now in advance of the loan maturity date .

1A2A3	30314766	Various	Various	04/21/26	98
	The loan is transferring to the Special Servicer, Trimont, due to Imminent Monetary Default (Balloon/Maturity Default). Maturity is 5/5/2026.						The Borrower has informed the Lender that it is not able to find a refinance loan to payoff the existing
debt.Th e issue appears to be with the ground lessee and its ability to continue to make the monthly ground lease payments. Correspondence has been shared with the special servicer and they agree the loans should transfer now in advance of the loan maturity date.

2A2	30299974	OF	VA	01/24/24	98
6/11/2026 - Loan transferred to SS on 1/24/24 due to failure to comply with Excess Cash requirements. Collateral is comprised of 2, adjacent, Class A, 21-story office towers totaling 950K SF in Richmond, VA. Occupany is 68% as of 3/31/26.
Cash managemen t is in place and cash flow sweep is active. Special Servicer has engaged legal counsel; however, PNA has not been executed. Largest tenant had a lease expiration of 6/30/25 and exercised its 5 year renewal option to
6/30/30; lease renewal has been execu ted. Second largest tenant, which had been dark since 2022, vacated the property upon lease expiration on 8/31/25. Receiver was appointed on 8/26/25 and has been focused on addressing capex and leasing at the property. Special Servicer continues to rev iew Lender''s rights and remedies as well as disposition options, including but not limited to, sale out of receivership.
2A3	30299975	Various	Various	01/24/24	98
6/11/2026 - Please refer to commentary on loan 30299974

20	30501117	RT	VA	07/14/25	7
6/11/2026 - A foreclosure sale occurred on 2/26/2026 in which the Lender was the successful bidder. The REO property has 41,523 SF NRA and the occupancy is 77%. The Servicer will continue to hold the asset while pursuing stabilization efforts and has enga ged Colliers to market the property for lease.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A2A1	30314765	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
1A2A3	30314766	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
4A1	30299996	0.00	4.80028%	0.00	4.80028%	8	10/30/20	04/01/20	11/17/20
4A1	30299996	0.00	4.80028%	0.00	4.80028%	8	11/17/20	04/01/20	10/30/20
4A1	30299996	0.00	4.80028%	0.00	4.80028%	8	03/11/26	03/19/26	03/31/26
5A1	30314773	19,171,106.35	5.20100%	19,171,106.35	5.20100%	8	09/23/20	09/23/20	10/07/20
5A1	30314773	0.00	5.20100%	0.00	5.20100%	8	10/07/20	09/23/20	09/23/20
5A5	30314777	14,378,329.63	5.20100%	14,378,329.63	5.20100%	8	09/23/20	09/23/20	10/07/20
5A5	30314777	0.00	5.20100%	0.00	5.20100%	8	10/07/20	09/23/20	09/23/20
13	30314426	23,500,000.00	5.17400%	23,500,000.00	5.17400%	10	10/22/20	10/22/20	10/30/20
13	30314426	0.00	5.17400%	0.00	5.17400%	10	10/30/20	10/22/20	10/22/20
17	30314795	0.00	5.65000%	0.00	5.65000%	10	07/02/21	07/02/21	07/16/21
17	30314795	0.00	5.65000%	0.00	5.65000%	10	07/16/21	07/02/21	07/02/21
17	30314795	0.00	5.65000%	0.00	5.65000%	8	11/30/23	11/30/23	02/01/24
17	30314795	0.00	5.65000%	0.00	5.65000%	10	10/27/25	10/27/25	11/12/25
18	30501209	0.00	5.40000%	0.00	5.40000%	10	02/12/21	02/12/21	03/09/21
18	30501209	0.00	5.40000%	0.00	5.40000%	10	03/09/21	02/12/21	02/12/21
24	30314800	12,534,829.92	5.41500%	12,534,829.92	5.41500%	8	09/16/20	09/16/20	09/24/20
24	30314800	0.00	5.41500%	0.00	5.41500%	8	09/24/20	09/16/20	09/16/20
25	30314801	0.00	5.95000%	0.00	5.95000%	8	07/07/22	07/07/22	08/18/22
25	30314801	0.00	5.95000%	0.00	5.95000%	8	08/18/22	07/07/22	07/07/22
31	30314805	0.00	5.74000%	0.00	5.74000%	10	03/19/21	03/19/21	04/08/21
31	30314805	0.00	5.74000%	0.00	5.74000%	10	04/08/21	03/19/21	03/19/21
37	30314810	0.00	6.25000%	0.00	6.25000%	10	11/06/20	10/01/20	12/10/20
Totals		69,584,265.90		69,584,265.90
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	30314795	02/18/26	18,420,026.88	13,300,000.00	18,760,661.02	377,964.33	18,760,061.02	18,382,096.69	37,930.19	0.00	0.00	37,930.19	0.17%
37	30314810	12/16/22	5,992,655.88	4,325,000.00	5,151,898.18	1,574,926.00	5,000,000.00	3,425,074.00	2,567,581.88	0.00	4,889.60	2,562,692.28	39.42%
38	30314811	12/16/22	6,250,000.00	13,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
44	30501206	10/17/22	4,360,648.60	6,630,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
46	30501144	03/17/23	4,030,314.53	3,550,000.00	1,654,364.33	1,452,917.81	1,654,364.33	201,446.52	3,828,868.02	0.00	87,990.72	3,740,877.30	86.99%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			39,053,645.89	40,805,000.00	25,566,923.53	3,405,808.14	25,414,425.35	22,008,617.21	6,434,380.09	0.00	92,880.32	6,341,499.77

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	30314795	02/18/26	0.00	0.00	37,930.19	0.00	0.00	37,930.19	0.00	0.00	37,930.19
37	30314810	09/15/23	0.00	0.00	2,562,692.28	0.00	0.00	(4,889.60)	0.00	0.00	2,562,692.28
		12/16/22	0.00	0.00	2,567,581.88	0.00	0.00	2,567,581.88	0.00	0.00
38	30314811	12/27/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	30501206	10/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	30501144	08/16/24	0.00	0.00	3,740,877.30	0.00	0.00	(8,528.94)	0.00	0.00	3,740,877.30
		08/17/23	0.00	0.00	3,749,406.24	0.00	0.00	(79,461.78)	0.00	0.00
		03/17/23	0.00	0.00	3,828,868.02	0.00	0.00	3,828,868.02	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,341,499.77	0.00	0.00	6,341,499.77	0.00	0.00	6,341,499.77

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A2	0.00	0.00	5,706.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A3	0.00	0.00	3,804.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	523.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	5,000.00	0.00	0.00	13,916.53	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	35.25	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(143.40)	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(34.68)	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(8.78)	0.00	0.00	0.00
Total	0.00	0.00	14,510.38	0.00	523.51	13,916.53	0.00	0.00	(151.61)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		28,798.81

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Risk Retention
Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2018-C11transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27